Schedule of components of income (loss) before income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IncomeTaxDisclosureLineItems [Line Items]
Total loss before income taxes	$ (4,543,310)	$ (2,919,746)
UNITED STATES
IncomeTaxDisclosureLineItems [Line Items]
Total loss before income taxes	(1,632,480)	(796,897)
SINGAPORE
IncomeTaxDisclosureLineItems [Line Items]
Total loss before income taxes	(2,270,583)	(1,592,765)
VIET NAM
IncomeTaxDisclosureLineItems [Line Items]
Total loss before income taxes	(380,993)
Other Countries [Member]
IncomeTaxDisclosureLineItems [Line Items]
Total loss before income taxes	$ (259,254)	$ (530,084)